Concentrations of Credit Risk and Major Customers (Details) - Accounts Receivable [Member]	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Three largest receivable balances	78.20%	72.90%
Customer A [Member]
Three largest receivable balances	61.10%	54.90%
Customer B [Member]
Three largest receivable balances	10.20%	9.00%
Customer C [Member]
Three largest receivable balances	6.90%	9.00%